Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Allowance for Credit Losses [Abstract]
Balance at the beginning of the year	¥ 37,610,720	¥ 36,707,499
Provisions	741,481	1,042,983
Reversal of provisions
Write-offs		(139,762)
Balance at the end of the year	¥ 38,352,201	¥ 37,610,720